19. Borrowing and financing	12 Months Ended
Dec. 31, 2017
Borrowing And Financing
Borrowing and financing

These are recorded as financial liabilities measured at amortized cost, represented by non-derivative financial liabilities that are not usually traded before maturity.

Initially, it is recognized at fair value, and subsequently measured based on the effective interest rate method. The appropriation of financial expenses according to the effective interest rate method is recorded in the statement of income under caption “financial expenses”.

Description	Currency	Charges	Maturity	2017	2016
BNDES (1)	URTJLP	TJLP to TJLP + 3.62%p.a.	Jul/18 to Jul/22	1,945,140	2,546,627
BNDES (1)	UMIPCA	UMIPCA + 2.62% p.a.	Jul/17	-	36,552
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	1,911,383	2,068,629
BNDES (PSI) (1)	R$	2.50% to 4.50% p.a.	Jul/18 to Jan/21	263,972	444,847
Banco BNP Paribas (3)	USD	Libor 6M + 2.53% p.a.	Dec/17	-	78,065
Banco Europeu de Investimento (“BEI”) (2)	USD	Libor 6M + 0.941% to 1.32% p.a.	Aug/19 to Feb/20	-	622,980
Bank of America (Res. 4131) (4)	USD	Libor 3M + 2.00% p.a.	Sep/18	-	324,860
KFW (3)	USD	Libor 6M+ 1.35% p.a.	Apr/19	110,937	182,046
KFW Finnvera (3)	USD	Libor 6M+ 0.75% p.a.	Jan/24	260,522	121,038
Cisco Capital (4)	USD	1.80% to 2.50% p.a.	Sep/18 to Dec/20	198,990	294,138
Total				4,690,944	6,719,782
Current portion				(1,351,860)	(1,145,225)
Non-current portion				3,339,084	5,574,557

Guarantees:

(1)     Guaranteed by the Company and as collateral some receivables of TIM Celular

(2)     Bank escrow and Company as guarantor.

(3)     Guaranteed by the Company

(4)     No guarantee

The parent company TIM Participações does not have any borrowing or financing as at December 31, 2017.

The financing arranged by TIM Celular with BNDES was raised for the purpose of expanding the mobile phone network. It included covenants requiring certain financial ratios to be met, calculated semiannually. The subsidiary TIM Celular has complied with these financial ratios.

In April 2017, the Company obtained new loan from KfW/Finnvera by amount of nearly R$149 million. For the purpose of eliminating any risk of changes in the foreign exchange rate, a swap transaction was contracted in advance.

In April 2017, the Company prepaid the financing agreement signed in 2011 with the European Investment Bank, totaling R$602 million. This line was originally expected to mature in August 2019 and February 2020.

In March 2017, the Company prepaid the existing loan granted by Bank of America (“BOA”), in the amount of R$315 million. The original maturity of this debt was estimated to occur in September 2018.

In December 2017, the Company prepaid R$800 million of the debt to BNDES, reducing the debt balance of the facility. The prepayment did not change the original payment schedule, the last installment of which matures in July 2022. In January 2018, a further R$500 million was settled in advance without, however, changing the payment schedule.

All prepayments made were intended to enable the Company’s effective management of indebtedness and cash.

The table below sets forth the status of the financing and credit facilities available:

						Amount used as at
Type	Currency	Date of Opening	Term	Total amount	undrown balance	December 31, 2017
BNDES (1)	R$	Dec/15	Dec/17	60,995	-	-
BNDES (1)	TJLP	Dec/15	Dec/18	2,940	2,940	-
Total R$				63,935	2,940	-

KFW Finnvera (2)	USD	Dec/15	Jun/18	150,000	51,094	93,088

Purpose:

(1)   Financing of TIM’s Innovation Projects for the years 2016, 2017 and 2018. To date, the Company has opted not to draw down the credit facility available.

(2)   Financing of purchases of imported equipment and services for the years 2015, 2016 and 2017. The amount of US$93 million was equivalent to R$310 million on the date of payment.

The PSI (Investment Sustainment Program) financing lines, obtained from BNDES, refer to specific programs of this institution and have interest rates lower than those used in BNDES’ ordinary operations. The balance as at December 31, 2017, corresponding to the adjustment of the subsidy granted by the BNDES for all the PSI lines is approximately R$89 million. This amount was recorded in “Deferred Revenue” under “Government Subsidies” (Note 22) line and deferred for the useful life of the asset being financed and appropriated to income in “Subsidy income” (Note 29).

The subsidiary TIM Celular has swap transactions to protect itself fully against any devaluation of the Brazilian currency against the US Dollar in relation to its borrowing and financing transactions. Nevertheless, this is not classified as hedge accounting.

The long term portions of borrowing and financing as at December 31, 2017, mature as follow:

2019	1,193,992
2020	857,304
2021	768,270
2022	461,909
2023	18,883
2024	38,726
3,339,084

The table below includes the schedule of nominal values of borrowing and financing estimated until the termination of the agreements.

Nominal Value
2018	1,673,562
2019	1,429,560
2020	1,007,078
2021	847,626
2022	477,307
2023	20,129
2024	39,170
5,494,432

Borrowing and financing fair value

In Brazil there is no consolidated long term debt market with the characteristics of the BNDES facilities. In addition to the returns on long term debt, the institutions take into account the social benefits of each project for which financing is granted. For the purpose of fair value analysis, given the absence of a similar market and the requirement that the projects address governmental interests, the fair value of the borrowing is usually taken to be as shown in the accounting records.

The amounts of PSI credit lines are recorded at fair value as at the withdrawal date, and the fair value is calculated considering the CDI rate at the withdrawal date.

Another transaction contracted with extremely specific features is the loan obtained from KFW Finnvera. This transaction is secured by Finnvera, a Finnish agency that operates as a development institution. Given the features of this transaction, the Company believes that its fair value is equal to the amount shown in the Company’s balance sheet.

Regarding the funds raised with Cisco Capital and KFW, current market conditions do not indicate the existence of any factor that might lead to a fair value for these transactions different to that shown in the accounting records.